Stock-Based Compensation (Details 3) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Restricted Stock Service Based [Member]
Summary of non-vested stock options
Non-vested Shares, Beginning Balance | shares	854
Shares Granted | shares	472
Shares Vested | shares	(225)
Shares Forfeited | shares	(62)
Non-vested Shares, Ending Balance | shares	1,039
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average fair value, Beginning Balance | $ / shares	$ 17.64
Weighted average fair value, Granted | $ / shares	18.55
Weighted average fair value, Vested | $ / shares	16.05
Weighted average fair value, Forfeited | $ / shares	20.49
Weighted average fair value, Ending Balance | $ / shares	$ 18.23
Restricted Stock Units Service Based [Member]
Summary of non-vested stock options
Non-vested Shares, Beginning Balance | shares	68
Shares Granted | shares	66
Shares Vested | shares	(52)
Shares Forfeited | shares	0
Non-vested Shares, Ending Balance | shares	82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average fair value, Beginning Balance | $ / shares	$ 21.89
Weighted average fair value, Granted | $ / shares	19.44
Weighted average fair value, Vested | $ / shares	19.67
Weighted average fair value, Forfeited | $ / shares	0.00
Weighted average fair value, Ending Balance | $ / shares	$ 21.32